Investment Properties - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investment Property [Line Items]
Repairs and maintenance expenses related to investment properties that do not generate rental income	₱ 119,000,000	₱ 122,000,000	₱ 129,000,000
Rental income relating to investment properties	62,000,000	59,000,000	₱ 57,000,000
Transfers into of Level 3 of fair value hierarchy, investment properties	0	0
Transfers out of Level 3 of fair value hierarchy, investment properties	0	₱ 0
Investment Property [Member]
Disclosure Of Investment Property [Line Items]
Transfers into of Level 2 of fair value hierarchy, investment properties	0
Transfers out of Level 2 of fair value hierarchy, investment properties	0
Transfers into of Level 3 of fair value hierarchy, investment properties	0
Transfers out of Level 3 of fair value hierarchy, investment properties	₱ 0